Variable Interest Entities (VIEs)	12 Months Ended
Dec. 31, 2019
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Variable Interest Entity Disclosure [Text Block]
Note 3—Variable Interest Entities

We

hold variable interests in VIEs

for which there are existing arrangements that provide

those entities with
additional forms of subordinated financial support.

However, as we are not considered the primary
beneficiary, these entities have not been consolidated in our financial statements.

Marine Well Containment Company, LLC (MWCC)

We

have a
10

percent ownership interest in MWCC, and

it is accounted for as an equity method

investment
because MWCC is a limited liability company

in which we are a founding member.

MWCC is considered a
VIE, as it has entered into arrangements that provide

it with additional forms of subordinated

financial support.
We

are not the primary beneficiary and do not consolidate

MWCC because we share the power to govern the
business and operation of the company and to

undertake certain obligations that most

significantly impact its
economic performance with nine other unaffiliated owners

of MWCC.

Based on inputs related to the fair value of MWCC observed

in the second quarter of 2019, we reduced the
carrying value of our equity method investment

in MWCC to $
30

million and recorded a before-tax
impairment of $ 95

million which is included in the “Equity

in earnings of affiliates” line on our consolidated
income statement. For additional information see Note

15—Fair Value Measurement.

At December 31, 2019,
the book value of our equity method investment

in MWCC was $
24

million. We have not provided any
financial support to MWCC other than amounts previously

contractually required. Unless we elect otherwise,
we have no requirement to provide liquidity or

purchase the assets of MWCC.

Australia Pacific LNG Pty Ltd (APLNG)

We

hold a
37.5

percent interest in APLNG, our joint venture with

Origin Energy and Sinopec. We are not the
primary beneficiary because we share, with our

joint venture partners, the power to direct the

key activities of
APLNG that most significantly impacts its economic

performance. Therefore, we do not consolidate

APLNG
and account for this entity as an equity method investment.

As of December 31, 2019, we no longer have
certain guarantees that provide APLNG with additional

subordinated financial support. For additional
information see Note 12—Guarantees.